MAJOR CUSTOMERS AND SUPPLIERS	12 Months Ended
Dec. 31, 2015
MAJOR CUSTOMERS AND SUPPLIERS
MAJOR CUSTOMERS AND SUPPLIERS

20.   MAJOR CUSTOMERS AND SUPPLIERS

In 2013 and 2015, there was no customer which contributed more than 10% of net sale. In 2014, the Company sold solar modules to a customer which contributed more than 10% of total net sale, and the sales is included in the Company’s manufacturing segment. The following table summarizes the sales to the customer:

	Years ended December 31,
	2013	2014	2015
	$	$	$
Company A	86,116,773	301,678,854	175,456,849

The following table summarizes advances to suppliers which exceeded 10% of total advances to suppliers:

	Advance to suppliers
	December 31,
	2014	2015
	$	$
Company I	18,725,689	14,481,238
Company II	—	12,627,165
Company III	11,500,629	—
Company IV	14,603,391	—